Investments in joint ventures and joint operations	9 Months Ended
Sep. 30, 2022
Interests In Other Entities [Abstract]
Investments in joint ventures and joint operations	Investments in joint ventures and joint operations
During the nine months ended September 30, 2022, the Group made £242,000 in capital contributions to its joint venture with RallyBio, RE Ventures (nine months to September 30, 2021: £1,424,000). The Group’s share of the loss incurred by the joint venture during the three and nine months ended September 30, 2022 totalled £114,000 and £679,000 respectively (three and nine months to September 30, 2021: £244,000 and £987,000 respectively).

There were no transactions with the Group’s other joint venture with RallyBio, RE Ventures II, LLC, during the nine months ended September 30, 2022 (nine months to September 30, 2021: £nil).
The Group’s interests in joint operations are disclosed in the consolidated financial statements for the year ended December 31, 2021.